Off-balance Sheet Items - Schedule of Amounts of Trust Funds and Securities Held in Custody (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [abstract]
Trust Funds	$ 8,780,506	$ 9,480,177
Securities Held in Escrow	$ 804,332,490	$ 633,438,634